PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
		December 31,
		2013	2014
		US$	US$
Prepaid expenses and other current assets:
Interest receivable from time deposits		—	2,556,518
Prepaid rental expenses		1,451,388	2,260,000
Prepaid advertising expenses		638,143	1,751,146
Prepaid value-added tax		—	715,157
Housing loans made to employees	(a)	345,126	436,467
Staff advances	(b)	164,896	81,903
Others	(c)	897,779	928,933
Total prepaid expenses and other current assets		3,497,332	8,730,124

(a)	The Company provided one-year housing loans to the employees to help them finance their purchase of apartments.
(b)	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
(c)	Others mainly represent textbooks and other miscellaneous prepaid expenses.